Stock-Based Compensation - Schedule of Fair Value of Stock Options Granted with Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 0
Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.00%	1.95%	2.48%
Expected volatility	0.00%	39.21%	41.52%
Expected life (in years)		10 years	10 years
Weighted-average estimated fair value of options granted during the year	$ 0	$ 2.91	$ 13.47